Shareholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 06, 2021 £ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 £ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 £ / shares	Dec. 31, 2021 $ / shares
Class Of Stock [Line Items]
Ordinary shares, par value | (per share)			£ 0.001	$ 0.001	£ 0.001	$ 0.001
Convertible preferred shares outstanding			0	0
Net aggregate proceeds of offering | $		$ 160,755
Deferred Shares
Class Of Stock [Line Items]
Deferred shares nominal value per share | £ / shares	£ 92,451.851
Deferred shares repurchase			1	1